Balance Sheet Components - Additional Information (Detail) - Planet Labs Inc [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Depreciation	$ 28,100	$ 38,900	$ 52,700	$ 69,100
Capitalized computer software, Interest expense	0	0	0	0
Capitalized computer software, Amortization	4,500	5,500	7,100	5,300
Goodwill and intangible asset impairment	0	0	0	0
Amortization of intangible assets	1,300	1,900	$ 2,400	$ 3,200
UNITED STATES | Property, Plant and Equipment [Member] | Geographic Concentration Risk [Member]
Concentration risk, Percentage			10.00%	10.00%
Satellites [Member]
Interest expense, Other	0	0	$ 0	$ 0
Depreciation	$ 24,500	$ 34,000	$ 44,200	$ 58,600